Debt and Lease Arrangements	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Debt and Lease Arrangements

14 DEBT AND LEASE ARRANGEMENTS

DEBT

Debt	$ million
	Dec 31, 2017			Dec 31, 2016
	Debt (excluding finance lease liabilities)	Finance lease liabilities	Total	Debt (excluding finance lease liabilities)	Finance lease liabilities	Total
Short-term debt	1,211	—	1,211	1,787	—	1,787
Long-term debt due within 1 year	9,500	1,084	10,584	6,574	1,123	7,697
Current debt	10,711	1,084	11,795	8,361	1,123	9,484
Non-current debt	59,430	14,440	73,870	69,256	13,736	82,992
Total	70,141	15,524	85,665	77,617	14,859	92,476

Net debt	$ million
	Current debt	Non-current debt	Cash and cash equivalents (see Note 13)	Net debt
At January 1, 2017	(9,484)	(82,992)	19,130	(73,346)
Cash flow	11,942	(113)	535	12,364
Finance lease additions	(56)	(1,772)	—	(1,828)
Other movements	(13,717)	13,749	—	32
Currency translation differences and foreign exchange gains/(losses)	(480)	(2,742)	647	(2,575)
At December 31, 2017	(11,795)	(73,870)	20,312	(65,353)
At January 1, 2016	(5,530)	(52,849)	31,752	(26,627)
Additions on acquisition of BG	(1,544)	(19,690)	6,803	(14,431)
Cash flow	5,092	(16,166)	(17,922)	(28,996)
Finance lease additions	(147)	(2,581)	—	(2,728)
Other movements	(7,438)	6,687	—	(751)
Currency translation differences and foreign exchange gains/(losses)	83	1,607	(1,503)	187
At December 31, 2016	(9,484)	(82,992)	19,130	(73,346)

Management’s financial strategy is to manage Shell’s assets and liabilities with the aim that, across the business cycle, “cash in” at least equals “cash out” while maintaining a strong balance sheet.

Gearing, defined as net debt (total debt less cash and cash equivalents) as a percentage of total capital (net debt plus total equity), is a key measure of Shell’s capital structure. Across the business cycle, management aims to manage gearing within a range of 0-30%. At December 31, 2017, gearing was 24.8% (2016: 28.0%).

Gearing	$ million, except where indicated
	Dec 31, 2017	Dec 31, 2016
Net debt	65,353	73,346
Total equity	197,812	188,511
Total capital	263,165	261,857
Gearing	24.8%	28.0%

Management’s priorities for applying Shell’s cash are the servicing and reduction of debt commitments, payment of dividends, followed by a balance of capital investment and share buybacks. Management’s policy is to grow the dollar dividend through time, in line with its view of Shell’s underlying earnings and cash flow.

Shell has access to international debt capital markets via two commercial paper (CP) programmes, a Euro medium-term note (EMTN) programme and a US universal shelf (US shelf) registration. Issuances under the CP programmes are supported by a committed credit facility and cash.

Borrowing facilities and amounts undrawn	$ million
	Facility		Amount undrawn
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
CP programmes	20,000	20,000	19,659	18,982
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facility	8,500	7,480	8,500	7,480

Under the CP programmes, Shell can issue debt of up to $10 billion with maturities not exceeding 270 days and $10 billion with maturities not exceeding 397 days. The EMTN programme is updated each year, most recently in August 2017. No debt was issued under this programme in 2017 (2016: $4,510 million issued). The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration is updated every three years and was last updated in December 2017. No debt was issued under this registration in 2017 (2016: $12,000 million issued). The committed credit facility is available at pre-agreed margins and expires in 2020. The terms and availability are not conditional on Shell’s financial ratios or its financial credit ratings.

In addition, other subsidiaries have access to undrawn short-term bank facilities totalling $3,409 million at December 31, 2017 (2016: $3,835 million).

Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 19).

The following tables compare contractual cash flows for debt excluding finance lease liabilities at December 31, with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2017	$ million
	Contractual payments
		Between	Between	Between	Between			Difference
	Less than	1 and 2	2 and 3	3 and 4	4 and 5	5 years		from carrying	Carrying
	1 year	years	years	years	years	and later	Total	amount	amount
Commercial paper	341	—	—	—	—	—	341	5	346
Bonds	8,989	8,306	5,900	5,047	4,620	35,037	67,899	131	68,030
Bank and other borrowings	1,321	43	127	56	180	36	1,763	2	1,765
Total (excluding interest)	10,651	8,349	6,027	5,103	4,800	35,073	70,003	138	70,141
Interest	1,957	1,688	1,457	1,328	1,221	15,293	22,944

2016	$ million
	Contractual payments
		Between	Between	Between	Between			Difference
	Less than	1 and 2	2 and 3	3 and 4	4 and 5	5 years		from carrying	Carrying
	1 year	years	years	years	years	and later	Total	amount	amount
Commercial paper	1,018	—	—	—	—	—	1,018	(6)	1,012
Bonds	5,943	8,483	7,964	5,900	4,902	39,566	72,758	321	73,079
Bank and other borrowings	1,363	595	358	302	213	572	3,403	123	3,526
Total (excluding interest)	8,324	9,078	8,322	6,202	5,115	40,138	77,179	438	77,617
Interest	2,236	2,051	1,790	1,557	1,423	23,230	32,287

The fair value of debt excluding finance lease liabilities at December 31, 2017, was $74,650 million (2016: $80,408 million), mainly determined from the prices quoted for those securities.

LEASE ARRANGEMENTS

Finance lease liabilities mainly relate to contracts in Upstream and Integrated Gas for floating production, storage and offloading units, subsea equipment and power generation. Finance lease liabilities are secured on the leased assets. Operating lease contracts are, in Upstream and Integrated Gas, principally for drilling and ancillary equipment, service vessels, LNG vessels and land and buildings; in Downstream, principally for tankers, storage capacity and retail sites; and in Corporate, principally for land and buildings.

The future minimum lease payments for finance and operating leases and the present value of future minimum finance lease payments at December 31, by payment date are as follows:

2017	$ million
	Finance leases			Operating leases
	Future minimum lease payments	Interest	Present value of future minimum lease payments	Future minimum lease payments [A]
Less than 1 year	2,274	1,190	1,084	4,793
Between 1 and 5 years	8,246	3,887	4,359	12,961
5 years and later	15,043	4,962	10,081	5,715
Total	25,563	10,039	15,524	23,469

[A] Including $5,660 million in respect of drilling and ancillary equipment (see Note 8).

2016	$ million
	Finance leases			Operating leases
	Future minimum lease payments	Interest	Present value of future minimum lease payments	Future minimum lease payments [A]
Less than 1 year	2,193	1,070	1,123	4,805
Between 1 and 5 years	7,727	3,265	4,462	13,979
5 years and later	14,305	5,031	9,274	7,214
Total	24,225	9,366	14,859	25,998

[A] Including $6,926 million in respect of drilling and ancillary equipment (see Note 8).

Future minimum lease payments at December 31, 2017, are stated before deduction of amounts expected to be received under non-cancellable sub-leases of $336 million (2016: $418 million) in respect of finance leases and $300 million (2016: $252 million) in respect of operating leases.

Operating lease expense in 2017 was $4,822 million (2016: $5,063 million; 2015: $4,751 million).

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1